Equity (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Equity Abstract
Schedule of changes in shares issued and fully paid and shares authorized

		2025
Shares authorized and fully issued	Note	Class A Ordinary shares	Class B Ordinary shares	Total

Total as of December 31, 2024		3,768,057,942	1,050,600,698	4,818,658,640
Conversion of class B shares in class A shares		28,000,000	(28,000,000)	-
SOPs exercised and RSUs vested	10	47,635,289	-	47,635,289
Shares withheld for employees' taxes		(11,660,076)	-	(11,660,076)
Share-based payments to service providers		81,389	-	81,389
Issuance of class A shares - business acquisitions		958,390	-	958,390
Total as of December 31, 2025		3,833,072,934	1,022,600,698	4,855,673,632

		2024
Shares authorized and fully issued	Note	Class A Ordinary shares	Class B Ordinary shares	Total

Total as of December 31, 2023		3,682,625,012	1,083,312,142	4,765,937,154
Conversion of class B shares in class A shares		32,711,444	(32,711,444)	-
SOPs exercised and RSUs vested	10	53,394,031	-	53,394,031
Shares withheld for employees' taxes		(8,860,778)	-	(8,860,778)
Shares issued to service providers		97,594	-	97,594
Issuance of class A shares - business acquisitions		8,090,639	-	8,090,639
Total as of December 31, 2024		3,768,057,942	1,050,600,698	4,818,658,640

		2023
Shares authorized and fully issued	Note	Class A Ordinary shares	Class B Ordinary shares	Total

Total as of December 31, 2022		3,602,854,813	1,091,933,041	4,694,787,854
Conversion of class B shares in class A shares		8,620,899	(8,620,899)	-
SOPs exercised and RSUs vested	10	68,312,944	-	68,312,944
Shares withheld for employees' taxes	10	(8,848,203)	-	(8,848,203)
Shares repurchased		(290,676)	-	(290,676)
Share issued to service providers		4,355,374	-	4,355,374
Issuance of class A shares - Olivia acquisition		6,097,262	-	6,097,262
Issuance of class A shares - Spin Pay acquisition		877,665	-	877,665
Issuance of class A shares - Cognitect acquisition		644,934	-	644,934
Total as of December 31, 2023		3,682,625,012	1,083,312,142	4,765,937,154

Shares authorized and unissued	Class A Ordinary shares	Class B Ordinary shares	Total

Reserved for the share-based payments	-	-	228,167,482
Shares authorized which may be issued class A or class B	-	-	43,519,600,096
Shares authorized and unissued as of December 31, 2025	-	-	43,747,767,578

Shares authorized issued	3,833,072,934	1,022,600,698	4,855,673,632
Total as of December 31, 2025	3,833,072,934	1,022,600,698	48,603,441,210

Schedule of accumulated losses

	2025	2024	2023

Retained earnings	5,151,437	2,280,302	329,468
Share-based payments reserve	1,261,263	1,140,294	947,481
Total attributable to shareholders of the parent company	6,412,700	3,420,596	1,276,949

Schedule of shares repurchased

	2025	2024	2023
Number of shares repurchased	-	-	290,676
Total value of shares repurchased	-	-	-
Number of shares withheld - RSU	11,660,076	8,860,778	8,848,203
Total value of shares withheld - RSU	146,166	100,847	52,242

Schedule of accumulated balances

	2025	2024	2023

Cash flow hedge effects, net of deferred taxes	(4,076)	22,750	12,417
Currency translation on foreign entities	(196,018)	(862,977)	135,497
Changes in fair value - financial instruments at FVTOCI, net of deferred taxes	15,296	11,582	7,998
Own credit adjustment effects	498	478	518
Total	(184,300)	(828,167)	156,430